Related-Party Transactions (Details 1) ¥ in Thousands, $ in Thousands		Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Related Party Transaction [Line Items]
Other Amounts Due From Related Party	[1]	¥ 619,705	$ 89,256	¥ 433,277
Loans to Yingli Group and its subsidiaries [Member]
Related Party Transaction [Line Items]
Other Amounts Due From Related Party	[2]	399,677	57,565	51,800
Receivables for disposal of subsidiaries [Member]
Related Party Transaction [Line Items]
Other Amounts Due From Related Party	[3]	146,606	21,116	146,606
Amount paid to Yingli Group and its subs to purchase raw materials for better credit term [Member]
Related Party Transaction [Line Items]
Other Amounts Due From Related Party		0	0	140,891
Receivables for disposal of machinery [Member]
Related Party Transaction [Line Items]
Other Amounts Due From Related Party		0	0	30,739
Others receivables from miscellaneous transactions [Member]
Related Party Transaction [Line Items]
Other Amounts Due From Related Party		¥ 73,422	$ 10,575	¥ 63,241

[1]	Other amounts due from related parties consists of the following: Year ended December 31, 2015 2016 RMB RMB US$ Loans to Yingli Group and its subsidiaries (i) 51,800 399,677 57,565 Receivables for disposal of subsidiaries (ii) 146,606 146,606 21,116 Amount paid to Yingli Group and its subs to purchase raw materials on behalf of the Company for better credit term 140,891 — — Receivables for disposal of machinery 30,739 — — Others receivables from miscellaneous transactions 63,241 73,422 10,575 433,277 619,705 89,256
[2]	Hainan Yingli made one-year entrusted loans of RMB 50,000 ,RMB 25,000 and RMB 40,000 in 2012, 2013 and 2014, to a subsidiary of Yingli Group at an interest rate of 5.4%, 6.0% and 6.0% per annum, respectively, and collected RMB 65,000 and RMB 10,000 and nil in 2013, 2014 and 2015 for the above mentioned loans, respectively. In 2015, Yingli Group disposed the 100% equity interest in the aforementioned subsidiary to a third party and the balance of RMB 40,000 was reclassified to other receivable. In 2014, Hainan Yingli made another one-year entrusted loan of RMB 18,000 at an interest rate of 6% per annum to a subsidiary of Yingli Group, which was collected in full by Hainan Yingli in December 2015. In 2015, Yingli Tianjin made a one-year entrusted loan of RMB 2,000 at an interest rate of 5.35% per annum to Tianjin Yingli PV Power Plant technology development Co., Ltd., a subsidiary of Yingli Group. As of December 31, 2016, the Company did not withdraw the entrusted loans. In 2015, Yingli Tianjin made several one-year entrusted loans of RMB 49,800 at an interest rate of 5.6% per annum to Yingli (Tianjin) International Trading Ltd. (“TJ International Trading”), a subsidiary of Yingli Group. As of December 31, 2016, the Company did not withdraw the entrusted loans. In 2016, the Company also made interest free loans of RMB 347,877 to Yingli Group and its subsidiaries, which are expected to be collected in 2017. The main purpose of these loans is to allow Yingli Group and its subsidiaries have enough capital to complete their long-lived assets under construction, such as project assets, and then dispose these assets to settle the Company’s historically cumulated receivables due from Yingli Group and its subsidiaries.
[3]	In 2014, the Company disposed all its equity interest in its subsidiary Yingli (Tianjin) International Trading Ltd. (“TJ International Trading”) to Tianjin Yingli Bubalus Logistics Co., Ltd., which is a subsidiary of Yingli Group. The total consideration was of RMB 134,167 and gains of RMB 22,271 was recorded in other income. As of December 31, 2015 and 2016, the related proceeds for the disposal have not been collected. In December 2014, Yingli Shuntong (Beijing).International Freight Agency Co., Ltd. was sold to Tianjin Yingli Bubalus Logistics Co., Ltd., which is a subsidiary of Yingli Group for the consideration of RMB 12,439, and gains of RMB 1,672 was recorded in other income. In 2016, the Company disposed all its interest in its subsidiary Datong Lichuang New Energy Resources Co. Ltd. to Yingli PV Group for the consideration of RMB 1,000, and gains of RMB 29,682 was recorded in other income. All the consideration proceeds have been received by the Company in 2016. In 2016, the Company disposed all its interest in its subsidiary Chengdu Yaoneng New Energy Resources Co., Ltd. to Beijing Yaoying New Energy Resources Co., Ltd. for the consideration of RMB 826, and gains of RMB 291 was recorded in other income. All the consideration proceeds have been received by the Company in 2016.